Related Party Transactions (Details) - Schedule of Related Parties - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Related Parties [Line Items]
Accounts receivable, gross — related parties	$ 33,924	$ 17,562
Less: allowance for credit loss
Total purchase from related parties	7,412,903	12,175,373
Total Administration charges received from a related party		5,962
Jiaxing Newsole Reflective Material Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Accounts receivable, gross — related parties		258
Total account payable – related parties	235,981	92,421
Total revenue from a related party		7,760
Total purchase from related parties	1,250,837	1,561,334
Guangdong Rongmian Accessories Technology Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Accounts receivable, gross — related parties	33,924	17,304
Total account payable – related parties	807,681	506,275
Total revenue from a related party	156,816	195,332
Total purchase from related parties	5,853,973	7,431,504
Related Party [Member]
Schedule of Related Parties [Line Items]
Total account receivable, net -related parties	33,924	17,562
Total due from related parties	575,341	2,109,768
Total account payable – related parties	1,149,429	2,382,072
Total due to related parties	564,711	240,375
Total revenue from a related party	156,816	203,092
Mr. Danny Tze Ching Wong [Member]
Schedule of Related Parties [Line Items]
Total due from related parties		2,108,688
Total due to related parties	347,761
Everlink Enterprises Limited [Member]
Schedule of Related Parties [Line Items]
Total due from related parties	488,260	1,080
New Sole (Shanghai) Technology Ltd [Member]
Schedule of Related Parties [Line Items]
Total due from related parties	87,081
Total account payable – related parties	105,767	1,783,376
Total purchase from related parties	308,093	3,182,535
Mr. Edwin Chun Yin Wong [Member]
Schedule of Related Parties [Line Items]
Total due to related parties		15,375
Ms. Lui Wai Fun [Member]
Schedule of Related Parties [Line Items]
Total due to related parties		6,410
J-Long Group Ltd [Member]
Schedule of Related Parties [Line Items]
Total due to related parties	216,950	218,590
Xsafe Limited [Member]
Schedule of Related Parties [Line Items]
Total Administration charges received from a related party		$ 5,962